Taxation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended			36 Months Ended			36 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua")	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2009 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2008 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Jan. 01, 2006 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2011 21Vianet Xi'an BPO Service Co., Ltd. ("Xi'an Sub")	Jun. 30, 2009 Beijing Fastweb Technology Company Limited	Jun. 30, 2009 Beijing Fastweb Technology Company Limited If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2011 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2010 Hong Kong 21Vianet Group Limited ("21Vianet HK")
Income Taxes [Line Items]
Income tax rate																							16.50%	16.50%	16.50%
Unified enterprise income tax rate																	25.00%	25.00%	25.00%	25.00%
Tax holiday period												6 years
Tax holiday exemption period											3 years
Tax holiday, exemption rate										50.00%	100.00%
Tax holiday reduction in EIT rate period						3 years
Preferential tax rate				15.00%				12.50%	12.50%	15.00%	15.00%			15.00%	15.00%
Preferential tax rate, additional term				3 years	3 years								3 years		3 years	3 years
Expiration date of HNTE certificate							Dec. 31, 2013
Preferential tax rate, starting period				2012											2009
Preferential tax rate, ending period				2014											2011
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Net tax operating losses from PRC subsidiaries and its consolidated VIE																	$ 4,272	26,616	19,987
Net tax operating losses expiration year																					2013	2018
Unrecognized tax benefits	1,981	12,340	26,801
Interest expense																	103	641	857	181
Accumulated interest expense																	$ 328	2,038	1,398